Impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Asset Impairment Charges [Line Items]
Impairment loss	$ 5,287	$ 0	$ 0
Impairment of goodwill	0
Insys Group Inc.
Asset Impairment Charges [Line Items]
Impairment loss	$ 5,287